CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,123,292	$ 153,890	¥ 1,213,767
Short-term investments	45,457	6,228
Accounts receivable, net of allowance of RMB5,926 and RMB5,569 (US$763) as of December 31, 2023 and 2024, respectively	52,030	7,128	60,832
Inventories, net	23,475	3,216	16,518
Amounts due from related parties	¥ 2,051	$ 281	¥ 1,810
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 89,512	$ 12,263	¥ 89,511
Total current assets	1,335,817	183,006	1,382,438
Non-current assets
Property and equipment, net	3,476	476	6,169
Intangible assets, net	16,429	2,251	23,245
Operating lease right-of-use assets	14,885	2,039	3,648
Long-term investment	26,333	3,608	26,333
Other non-current assets	22,701	3,110	8,662
Total non-current assets	83,824	11,484	68,057
Total assets	1,419,641	194,490	1,450,495
Current liabilities
Accounts payable (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB21,702 and RMB26,632 (US$3,649) as of December 31, 2023 and 2024, respectively)	30,233	4,142	22,139
Deferred revenue and customer advances (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB317,270 and RMB280,705 (US$38,456) as of December 31, 2023 and 2024, respectively)	283,251	38,805	318,587
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB4,046 and RMB1,562 (US$214) as of December 31, 2023 and 2024, respectively)	¥ 1,734	$ 238	¥ 4,428
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB106,256 and RMB100,213 (US$ 13,729) as of December 31, 2023 and 2024, respectively)	¥ 126,501	$ 17,331	¥ 143,677
Dividend payable	2,164	296
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB1,927 and RMB3,661 (US$502) as of December 31, 2023 and 2024, respectively)	3,661	502	1,927
Total current liabilities	447,544	61,314	490,758
Non-current liabilities
Non-current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB1,933 and RMB11,252 (US$1,542) as of December 31, 2023 and 2024, respectively)	11,252	1,542	1,933
Total non-current liabilities	11,252	1,542	1,933
Total liabilities	458,796	62,856	492,691
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares	185	25	185
Additional paid-in capital	996,657	136,541	1,088,628
Treasury stock	(26,296)	(3,603)	(16,665)
Statutory reserves	8,395	1,150	8,164
Accumulated other comprehensive income	24,009	3,289	17,955
Accumulated deficit	(42,105)	(5,768)	(140,463)
Total shareholders' equity	960,845	131,634	957,804
Total liabilities and shareholders' equity	¥ 1,419,641	$ 194,490	¥ 1,450,495